Acquisition of Bao Li Gaming Promotion Limited (Details 3) (Bao Li Gaming [Member], USD $)	6 Months Ended
Jun. 30, 2013
Bao Li Gaming [Member]
2014	$ 31,232,308
2015	16,526,162
Total Contingent Consideration	$ 47,758,470